AB Relative Value Fund, Inc.

Portfolio of Investments

July 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.2%
Financials – 21.5%
Banks – 6.9%
Bank OZK(a)	162,634	$7,111,985
JPMorgan Chase & Co.	464,784	73,417,281
Wells Fargo & Co.	1,041,332	48,067,885

		128,597,151

Capital Markets – 1.6%
Houlihan Lokey, Inc.	228,809	22,846,579
Raymond James Financial, Inc.(a)	67,922	7,476,174

		30,322,753

Financial Services – 9.4%
Berkshire Hathaway, Inc. - Class B(b)	209,451	73,718,374
Fiserv, Inc.(b)	208,440	26,307,212
Mastercard, Inc. - Class A	158,552	62,513,882
PayPal Holdings, Inc.(b)	188,908	14,323,005

		176,862,473

Insurance – 3.6%
American International Group, Inc.	363,088	21,886,945
Axis Capital Holdings Ltd.(a)	597,478	32,932,987
MetLife, Inc.(a)	213,231	13,427,156

		68,247,088

		404,029,465

Health Care – 18.7%
Biotechnology – 7.1%
Amgen, Inc.	109,637	25,671,504
Gilead Sciences, Inc.(a)	749,120	57,037,997
Regeneron Pharmaceuticals, Inc.(b)	68,831	51,066,407

		133,775,908

Health Care Providers & Services – 8.3%
AmerisourceBergen Corp.	139,890	26,145,441
Cigna Group (The)	76,208	22,488,981
Elevance Health, Inc.	167,121	78,819,277
Quest Diagnostics, Inc.	209,347	28,305,808

		155,759,507

Pharmaceuticals – 3.3%
Roche Holding AG (Sponsored ADR)(a)	1,599,370	61,895,619

		351,431,034

Industrials – 18.6%
Aerospace & Defense – 4.0%
Curtiss-Wright Corp.	60,079	11,496,717
RTX Corp.	497,024	43,703,320
Textron, Inc.	245,758	19,112,600

		74,312,637

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.6%
Expeditors International of Washington, Inc.	88,519	$11,268,469

Building Products – 0.9%
Builders FirstSource, Inc.(b)	117,124	16,916,219

Construction & Engineering – 1.0%
EMCOR Group, Inc.	88,300	18,988,032

Electrical Equipment – 4.4%
Acuity Brands, Inc.	43,095	7,121,018
Emerson Electric Co.	218,549	19,964,451
nVent Electric PLC	659,411	34,869,654
Sensata Technologies Holding PLC	487,030	20,577,017

		82,532,140

Machinery – 4.0%
Dover Corp.	149,830	21,870,685
Middleby Corp. (The)(b)	48,651	7,387,654
PACCAR, Inc.	404,291	34,821,584
Westinghouse Air Brake Technologies Corp.	97,272	11,520,896

		75,600,819

Professional Services – 2.1%
Maximus, Inc.	301,573	25,259,755
Robert Half, Inc.	197,993	14,681,181

		39,940,936

Trading Companies & Distributors – 1.6%
Ferguson PLC	142,080	22,962,970
MSC Industrial Direct Co., Inc. - Class A	72,143	7,280,671

		30,243,641

		349,802,893

Information Technology – 8.2%
Communications Equipment – 1.7%
Cisco Systems, Inc.	594,454	30,935,386

Electronic Equipment, Instruments & Components – 1.2%
IPG Photonics Corp.(b)	95,029	12,491,562
Keysight Technologies, Inc.(b)	64,206	10,342,303

		22,833,865

IT Services – 1.7%
Accenture PLC - Class A	100,675	31,848,536

Semiconductors & Semiconductor Equipment – 3.6%
NXP Semiconductors NV	77,155	17,204,022
QUALCOMM, Inc.	296,720	39,217,482
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	113,539	11,257,392

		67,678,896

		153,296,683

Energy – 7.1%
Energy Equipment & Services – 1.1%
ChampionX Corp.	211,650	7,534,740
Helmerich & Payne, Inc.(a)	310,858	13,917,113

		21,451,853

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 6.0%
Chevron Corp.	228,657	$37,422,005
ConocoPhillips	140,592	16,550,490
EOG Resources, Inc.	196,859	26,089,723
Phillips 66	290,122	32,363,109

		112,425,327

		133,877,180

Consumer Staples – 6.1%
Consumer Staples Distribution & Retail – 1.6%
BJ’s Wholesale Club Holdings, Inc.(b)	255,646	16,951,886
Kroger Co. (The)	268,870	13,077,837

		30,029,723

Food Products – 0.7%
Kraft Heinz Co. (The)	359,363	13,001,753

Tobacco – 3.8%
Philip Morris International, Inc.	720,545	71,852,748

		114,884,224

Communication Services – 5.4%
Diversified Telecommunication Services – 1.9%
Comcast Corp. - Class A	774,023	35,032,281

Interactive Media & Services – 3.5%
Alphabet, Inc. - Class C(b)	503,095	66,966,975

		101,999,256

Consumer Discretionary – 4.7%
Automobile Components – 1.1%
BorgWarner, Inc.	435,157	20,234,800

Distributors – 0.9%
LKQ Corp.	299,139	16,389,826

Hotels, Restaurants & Leisure – 0.4%
Booking Holdings, Inc.(a) (b)	2,628	7,807,262

Household Durables – 0.4%
DR Horton, Inc.	65,184	8,279,672

Specialty Retail – 1.9%
Lowe’s Cos., Inc.(a)	122,606	28,722,908
Ulta Beauty, Inc.(b)	15,630	6,952,224

		35,675,132

		88,386,692

Real Estate – 2.7%
Specialized REITs – 2.7%
Weyerhaeuser Co.(a)	1,481,898	50,473,446

Company	Shares	U.S. $ Value

Materials – 1.8%
Chemicals – 1.3%
LyondellBasell Industries NV - Class A	240,090	$23,735,297

Metals & Mining – 0.5%
BHP Group Ltd. (Sponsored ADR)(a)	157,661	9,877,462

		33,612,759

Utilities – 0.4%
Electric Utilities – 0.4%
IDACORP, Inc.	68,283	7,020,858

Total Common Stocks (cost $1,453,755,486)		1,788,814,490

SHORT-TERM INVESTMENTS – 5.1%
Investment Companies – 5.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(c) (d) (e) (cost $96,437,701)	96,437,701	96,437,701

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $1,550,193,187)		1,885,252,191

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(c) (d) (e) (cost $20,447,712)	20,447,712	20,447,712

Total Investments – 101.4% (cost $1,570,640,899)(f)		1,905,699,903
Other assets less liabilities – (1.4)%		(26,142,298)

Net Assets – 100.0%		$1,879,557,605

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $339,606,797 and gross unrealized depreciation of investments was $(4,547,793), resulting in net unrealized appreciation of $335,059,004.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Relative Value Fund, Inc.

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,788,814,490	$—	$—	$1,788,814,490
Short-Term Investments	96,437,701	—	—	96,437,701
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	20,447,712	—	—	20,447,712

Total Investments in Securities	1,905,699,903	—	—	1,905,699,903
Other Financial Instruments(b)	—	—	—	—

Total	$1,905,699,903	$—	$—	$1,905,699,903

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$83,218	$568,551	$555,331	$96,438	$3,267
Government Money Market Portfolio*	1,582	239,022	220,156	20,448	474
Total	$84,800	$807,573	$775,487	$116,886	$3,741

*	Investments of cash collateral for securities lending transactions.